Leases - Components of Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 13,361	$ 15,967
Variable lease cost	2,036	2,781
Short-term lease rent expense	276	567
Less: Sublease income	(668)	(1,054)
Net rent expense	$ 15,005	$ 18,261